WARRANTS (Details) - $ / shares	3 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Number of Warrants, Outstanding and exercisable, Beginning balance	288,517	365,974	365,974	117,589
Number of Warrants, Expired	(163,483)	0	(204,304)
Number of Warrants, Outstanding and exercisable, Ending balance	125,034		288,517	365,974
Weighted-Average Exercise Price, Outstanding and exercisable, Beginning balance	$ 40.27	$ 53.19	$ 53.19	$ 202.50
Weighted-Average Exercise Price, Issued				112.35
Weighted-Average Exercise Price, Outstanding and exercisable, Ending balance	20.07	$ 53.19	40.27	$ 53.19
Weighted-Average Exercise Price, Expired	$ (38.91)		$ (51.85)
Class of Warrant or Right, Number of Warrants	125,034		288,517
Broker [Member]
Number of Warrants, Issued				2,667
Weighted-Average Exercise Price, Issued				$ 37.50
Warrants Exercised [Member]
Number of Warrants, Exercised				(33,335)
Weighted-Average Exercise Price, Exercised				$ (37.50)
Warrant One [Member]
Number of Warrants, Issued			67,952	559
Weighted-Average Exercise Price, Issued			$ 55.71	$ 112.35
Warrant One [Member]
Warrant exercise price	$ 90.00		$ 90.00
Class of Warrant or Right, Number of Warrants	15,658		15,658
Class Of Warrant Or Right Expiry Date	Mar. 31, 2023		Mar. 31, 2023
Warrant Two [Member]
Warrant exercise price	$ 37.50		$ 38.91
Class of Warrant or Right, Number of Warrants	2,667		84,562
Class Of Warrant Or Right Expiry Date	Jun. 27, 2020		Apr. 21, 2019
Warrant Two [Member]
Number of Warrants, Issued			6,305	6,275
Weighted-Average Exercise Price, Issued			$ 34.50	$ 194.00
Warrant Three [Member]
Number of Warrants, Issued			52,590	13,464
Weighted-Average Exercise Price, Issued			$ 38.91	$ 44.28
Warrant3 [Member]
Warrant exercise price	$ 9.375		$ 38.91
Class of Warrant or Right, Number of Warrants	64,025		39,922
Class Of Warrant Or Right Expiry Date	Aug. 14, 2022		May 27, 2019
Warrant Four [Member]
Number of Warrants, Issued				136,388
Weighted-Average Exercise Price, Issued				$ 73.02
Warrant exercise price	$ 9.375		$ 38.91
Class of Warrant or Right, Number of Warrants	42,684		38,998
Class Of Warrant Or Right Expiry Date	Mar. 31, 2022		Jun. 30, 2019
Warrant Five [Member]
Number of Warrants, Issued			67,952
Weighted-Average Exercise Price, Issued			$ 55.71
Warrant exercise price			37.50
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 37.50
Class of Warrant or Right, Number of Warrants			2,667
Class Of Warrant Or Right Expiry Date			Jun. 27, 2020
Warrant Six [Member]
Number of Warrants, Issued			6,305
Weighted-Average Exercise Price, Issued			$ 34.50
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 9.375
Class of Warrant or Right, Number of Warrants			64,025
Class Of Warrant Or Right Expiry Date			Aug. 14, 2022
Warrant Seven [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 9.375
Class of Warrant or Right, Number of Warrants			42,684
Class Of Warrant Or Right Expiry Date			Mar. 31, 2022
Common Shares One [Member]
Number of Warrants, Issued				106,709
Weighted-Average Exercise Price, Issued				$ 9.375
Common Shares Two [Member]
Number of Warrants, Issued				15,658
Weighted-Average Exercise Price, Issued				$ 90.00